LONG TERM NOTES PAYABLE (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Apr. 08, 2011	Jan. 11, 2008	Dec. 31, 2011 Long Term Note [Member]	Dec. 31, 2010 Long Term Note [Member]	Sep. 15, 2010 Wisconsin Department Of Commerce [Member]
Long-term Debt, Gross						$ 1,200,000
Debt Instrument, Interest Rate, Stated Percentage						7.01%
Debt Instrument, Payment Terms				payable in 48 monthly principal and interest payments
Debt Instrument, Periodic Payment, Interest				20,520
Percentage Of Late Payment Charges				5.00%
Unpaid Principal Increased Percentage				3.00%
Collateralized Agreements				500,000
Loan Agreement Amount									450,000
Long Term Debt Payment Of Principal And Interest					627,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate									2.00%
Interest and Principal Payments Period		2015-04-30
Unpaid Principal and Interest Description		Monthly payments of $20,665 for principal and interest shall commence on May 1, 2015 and continue for 23 equal installments with the final installment of any remaining unpaid principal and interest due on April 1, 2017.
Interest Expense, Long-term Debt	7,000	17,500	62,000
Notes Payable, Noncurrent	$ 450,000	$ 450,000	$ 920,941				$ 0	$ 470,941